Consolidated income statements - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Continuing operations:
Gross premiums earned		$ 42,521	$ 45,064	$ 45,614
Outward reinsurance premiums		(32,209)	(1,583)	(1,183)
Earned premiums, net of reinsurance		10,312	43,481	44,431
Investment return		44,991	49,555	(9,117)
Other income		670	700	531
Total revenue, net of reinsurance		55,973	93,736	35,845
Benefits and claims		(82,176)	(85,475)	(26,518)
Reinsurers' share of benefits and claims		34,409	2,985	1,598
Movement in unallocated surplus of with-profits funds		(438)	(1,415)	1,494
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(48,205)	(83,905)	(23,426)
Acquisition costs and other expenditure		(5,481)	(7,283)	(8,527)
Finance costs: interest on core structural borrowings of shareholder-financed businesses		(337)	(516)	(547)
Loss attaching to corporate transactions		(48)	(142)	(107)
Total charges net of reinsurance		(54,071)	(91,846)	(32,607)
Share of profit from joint ventures and associates, net of related tax		517	397	319
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1]	2,419	2,287	3,557
Remove tax charge attributable to policyholders' returns		(271)	(365)	(107)
Profit before tax attributable to shareholders' returns		2,148	1,922	3,450
Total tax charge attributable to shareholders' and policyholders' returns		(234)	(334)	(676)
Remove tax charge attributable to policyholders' returns		271	365	107
Tax credit (charge) attributable to shareholders' returns		37	31	(569)
Profit from continuing operations		2,185	1,953	2,881
(Loss) profit from discontinued UK and Europe operations			(1,161)	1,142
Profit for the year		2,185	792	4,023
Attributable to:
Equity holders of the Company From continuing operations		2,118	1,944	2,877
Equity holders of the Company From discontinued operations			(1,161)	1,142
Non-controlling interests from continuing operations		67	9	4
Profit for the year		$ 2,185	$ 792	$ 4,023
Basic
Based on profit from continuing operations (in USD per share)		$ 0.816	$ 0.751	$ 1.117
Based on loss from discontinued operations (in USD per share)			(0.448)	0.443
Total (in USD per share)		0.816	0.303	1.560
Diluted
Based on profit from continuing operations (in USD per share)		0.816	0.751	1.117
Based on loss from discontinued operations (in USD per share)			(0.448)	0.443
Total (in USD per share)		$ 0.816	$ 0.303	$ 1.560

[1]	This measure is the formal profit before tax measure under IFRS Standards. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.